Financial instruments-fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments-fair values and risk management
Schedule of assets and liabilities that are measured at fair value on a recurring basis

in EUR k	Level 1	Level 2	Level 3	Carrying value	Category measurement
Non-current loans	—	(40,787)	—	(41,312)	Amortized Cost
Warrants liability	—	—	(260)	(260)	FVTPL
Prepayment option derivative asset	—	—	510	510	FVTPL
Interest rate floor derivative liability	—	—	(376)	(376)	FVTPL

Schedule of profit or loss impact on the fair values of Level 3 instruments

	2022
in EUR k	Shift	increase	decrease
Tranche A Option (yield) - Volatility	+/- 5%	219	(150)
Tranche A Option (yield) - Discount rate	+/- 10%	2	(0)
Tranche B Option (yield) - Volatility	+/- 5%	136	(105)
Tranche B Option (yield) - Discount rate	+/- 10%	3	(1)
Tranche B Floor - Credit spread	+/- 10%	9	(9)
Warrant - Volatility	+/- 5%	45	(44)

Schedule of information regarding the credit risk exposure of trade receivables and contract assets

As of December 31, 2022
					Past due by
	Total Gross		Past due 1 -	Past due 31‑ 90	more than 90
in EUR k	amount	Not past due	30 days	days	days
Middle East	15,291	8,021	1,081	1,533	4,656
Europe	1,987	1,494	124	64	305
Latin America	825	742	62	12	9
North America	2,443	2,275	21	48	99
Asia Pacific	143	142	1	—	—
Contract assets	251	251	—	—	—
Total	20,940	12,925	1,289	1,657	5,069
Expected credit loss rate	21.0%	1.0%	3.9%	7.4%	80.8%
Expected credit loss	4,392	124	50	122	4,096

As of December 31, 2021
(Restated)
					Past due by
	Total Gross		Past due 1 -	Past due 31‑ 90	more than 90
in EUR k	amount	Not past due	30 days	days	days
Middle East	13,967	3,999	1,013	2,056	6,899
Europe	11,486	10,771	351	259	105
Latin America	683	531	23	72	57
North America (Restated)	2,513	2,513	—	—	—
Asia Pacific	130	115	9	6	—
Total	28,779	17,929	1,396	2,393	7,061
Expected credit loss rate	19.0%	2.0%	7.7%	11.7%	64.1%
Expected credit loss	5,317	403	107	280	4,526

As of December 31, 2020
(Restated)
					Past due by
	Total Gross		Past due 1 -	Past due 31‑ 90	more than 90
in EUR k	amount	Not past due	30 days	days	days
Middle East	10,515	3,338	486	385	6,306
Europe	20,017	19,193	706	113	5
Latin America	387	313	24	13	37
North America (Restated)	2,584	1,205	994	262	123
Asia Pacific	178	136	18	24	—
Total	33,681	24,185	2,228	797	6,471
Expected credit loss rate	14.0%	1.6%	3.1%	7.7%	65.0%
Expected credit loss	4,693	387	69	61	4,176

Schedule of development of impairment losses relating to trade and other receivables

in EUR k	2022	2021*	Jan 1, 2021*
As of January 1	5,317	4,693	2,355
Provision/(reversal) for expected credit losses	(829)	827	3,636
Derecognition of trade receivables	(96)	(203)	(1,298)
As of December 31	4,392	5,317	4,693

* Trade receivables and contract assets have been restated as of December 31, 2021, and January 1, 2021. Refer to Note 2.4.

Schedule of residual contractual terms of financial liabilities, including estimated interest payments

		Contractually agreed cash flows
						More
Dec 31, 2022	Carrying		Less than	2 to 12	1 to 5	than
in EUR k	amount	Total	2 months	months	years	5 years
Bank overdrafts	3,374	3,374	3,374	—	—	—
Secured bank loans	41,312	59,473	678	3,516	55,279	—
Lease liabilities	15,436	17,713	552	2,265	7,967	6,929
Trade payables	6,317	6,317	6,317	—	—	—
	66,439	86,877	10,921	5,781	63,246	6,929

		Contractually agreed cash flows
						More
Dec 31, 2021 (Restated)	Carrying		Less than	2 to 12	1 to 5	than
in EUR k	amount	Total	2 months	months	years	5 years
Bank overdrafts	3,310	3,310	3,310	—	—	—
Secured bank loans	505	505	105	400	—	—
Lease liabilities	18,724	21,777	703	3,337	8,844	8,893
Trade payables	11,252	11,252	11,252	—	—	—
	33,791	36,844	15,370	3,737	8,844	8,893

		Contractually agreed cash flows
						More
Dec 31, 2020	Carrying		Less than	2 to 12	1 to 5	than
in EUR k	amount	Total	2 months	months	years	5 years
Bank overdrafts	1,538	1,538	1,538	—	—	—
Secured bank loans	968	997	5	584	408	—
Other bank loans	387	394	—	394	—	—
Lease liabilities	21,205	24,897	716	3,580	9,861	10,740
Trade payables	31,736	31,525	31,011	514	—	—
	55,834	59,351	33,270	5,072	10,269	10,740

Schedule of reconciliation of liabilities arising from financing activities

			Non-cash changes
				Changes in
in EUR k	Jan 1, 2022	Cash flows	Additions	maturity and FX	Dec 31, 2022
Non-current financial liabilities	15,394	36,631	65	1,086	53,176
Non-current portion of secured bank loans	—	38,965	—	1,086	40,051
Non-current lease liabilities	15,394	(2,334)	65	—	13,125
Current financial liabilities	7,145	(1,518)	1,319	—	6,946
Current portion of secured bank loans	505	(505)	1,261	—	1,261
Bank loans	—	—	—	—	—
Bank overdrafts	3,310	64	—	—	3,374
Current lease liabilities	3,330	(1,077)	58	—	2,311
Total	22,539	35,113	1,384	1,086	60,122

			Non-cash changes
				Changes in
in EUR k	Jan 1, 2021	Cash flows	Additions	maturity and FX	Dec 31, 2021
Non-current financial liabilities	18,078	(594)	865	(2,955)	15,394
Non-current portion of secured bank loans	401	(401)	—	—	—
Non-current lease liabilities	17,677	(193)	865	(2,955)	15,394
Current financial liabilities	6,020	(2,881)	1,438	2,568	7,145
Current portion of secured bank loans	567	(62)	—	—	505
Bank loans	387	—	—	(387)	—
Bank overdrafts	1,538	1,505	267	—	3,310
Current lease liabilities	3,528	(4,324)	1,171	2,955	3,330
Total	24,098	(3,475)	2,303	(387)	22,539

Schedule of net foreign currency exposure

	Dec 31, 2022
in EUR k	USD	INR	AED
Trade receivables	3,720	8	—
Trade payables and other liabilities	(2,701)	—	—
Net exposure	1,019	8	—

	Dec 31, 2021
	Restated
in EUR k	USD	INR	AED
Trade receivables	2,604	8	—
Trade payables and other liabilities	(2,394)	(4)	—
Net exposure	210	4	—

	Dec 31, 2020
	Restated
in EUR k	USD	INR	AED
Trade receivables	1,224	18	—
Trade payables and other liabilities	(3,631)	(55)	(17)
Net exposure	(2,407)	(37)	(17)

Schedule of exchange rate sensitivity

	Earnings before tax		Equity
in EUR k	5% increase	5% decrease	5% increase	5% decrease
December 31, 2022	(94)	104	(94)	104
December 31, 2021	(101)	112	(101)	112